Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2022	December 31, 2021
Concentrate	$31,380	$30,647
Stockpile	31,309	43,216
Heap leach and in process	258,750	286,266
Doré and finished	86,776	81,448
Materials and supplies	89,715	84,529
Total inventories	$497,930	$526,106
Less: current inventories	$(471,630)	$(500,462)
Non-current inventories(1)	$26,300	$25,644
(1)Inventories at Escobal mine, which include $19.0 million (2021 - $18.3 million) in supplies with the remainder attributable to metals, have been classified as non-current pending the restart of operations.